GPS FUNDS I
GuideMarkSM Opportunistic Equity Fund
GuideMarkSM Tax-Exempt Fixed Income Fund

SUPPLEMENT TO THE PROSPECTUS
DATED JULY 31, 2012

The date of this Supplement is January 18, 2013

1.           Effective December 28, 2012, together with Joseph Baxter and Steve Czepiel, Gregory Gizzi serves as a portfolio manager of the GuideMarkSM Tax-Exempt Fixed Income Fund.

2.           The following information relating to Mr. Gizzi is added to the Summary Section of the Prospectus under “GuideMarkSM Tax-Exempt Fixed Income Fund – Portfolio Managers”:

Portfolio Manager	Position with DMC	Length of Service to the Fund

Gregory Gizzi	Senior Vice President, Head of Convertible Bond and Municipal Bond Trading and Portfolio Manager	Since December 2012

3.           In the Management of the Funds section of the Prospectus under “Management of the Funds – Sub-Advisors and Portfolio Managers – Tax-Exempt Fixed Income Fund – Delaware Management Company” the following information is added:

•	Gregory Gizzi
Senior Vice President, Head of Convertible Bond and Municipal Bond Trading and Portfolio Manager
Gregory A. Gizzi is a member of DMC’s municipal fixed income portfolio management team and municipal trading team and head of the municipal bond trading staff.  Additionally, Mr. Gizzi serves as portfolio manager and head of the convertible bond trading staff.  Before joining Delaware Investments in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort.  Mr. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984. Mr. Gizzi has served as a portfolio manager for the Fund since December 2012.

4.           Effective January 18, 2013, Charles Bath and Chris Welch no longer serve as portfolio managers for the GuideMarkSM Opportunistic Equity Fund.  All references to Messrs. Bath and Welch are deleted in their entirety from the Prospectus.

5.           Effective January 18, 2013, Rick Snowdon and Austin Hawley, together with Bill Dierker,  serve as portfolio managers of the GuideMarkSM Opportunistic Equity Fund.

6.           The following information relating to Messrs. Snowdon and Hawley is added to the Summary Section of the Prospectus under “GuideMarkSM Opportunistic Equity Fund – Portfolio Managers”:

Portfolio Manager	Position with Diamond Hill	Length of Service to the Fund

Rick Snowdon	Portfolio Manager and Co-Director of Research	Since 2013
Austin Hawley	Portfolio Manager and Co-Director of Research	Since 2013

7.           In the Management of the Funds section of the Prospectus under “Management of the Funds – Sub-Advisors and Portfolio Managers – Opportunistic Equity Fund – Diamond Hill Management, Inc.” the following information is added:

•	Rick Snowdon
Portfolio Manager and Co-Director of Research
Mr. Snowdon has served as an investment professional at Diamond Hill since 2007.  Prior to joining Diamond Hill, Mr. Snowdon served as a board member and consultant with Adams Rite Manufacturing.  Mr. Snowdon was an energy trader/vice president for Energy Trading for American Electric Power from 1997 to 2002 and a junior trader with Enron Corporation from 1996 to 1997.  Mr. Snowdon has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since January 2013.

•	Austin Hawley
Portfolio Manager and Co-Director of Research
Mr. Hawley has served as an investment professional at Diamond Hill since 2008.  Prior to joining Diamond Hill, Mr. Hawley was an equity analyst at Putnam Investments.  Mr. Hawley was also an investment associate at Putnam Investments from 1999 to 2002.  Mr. Hawley has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since January 2013.

8.           Effective January 18, 2013, Knightsbridge Asset Management, LLC (“Knightsbridge”) no longer serves as sub-advisor for the GuideMarkSM Opportunistic Equity Fund.  All references to Knightsbridge and all other details and descriptions regarding its management of the GuideMarkSM Opportunistic Equity Fund in the Prospectus are deleted in their entirety.

9.           Effective January 18, 2013, John Prichard no longer serves as a Portfolio Manager for the GuideMarkSM Opportunistic Equity Fund.  All references to Mr. Prichard are deleted in their entirety from the Prospectus.

10.           As of January 18, 2013, the portion of the GuideMarkSM Opportunistic Equity Fund’s assets previously managed by Knightsbridge has been allocated to River Road Asset Management, LLC (“River Road”).  The following information is added to the Summary Section of the Prospectus under “GuideMarkSM Opportunistic Equity Fund – Portfolio Managers:”

Portfolio Manager	Position with River Road	Length of Service to the Fund

Henry W. Sanders III	Executive Vice President, Senior PortfolioManager	Since 2013
Thomas S. Forsha	Co-Chief Investment Officer, Portfolio Manager	Since 2013
James C. Shircliff	Chief Investment Officer	Since 2013

11.           In the Management of the Funds section of the Prospectus under “Management of the Funds – Sub-Advisors and Portfolio Managers – Opportunistic Equity Fund” the following information is added:

River Road Asset Management, LLC (“River Road”), a sub-advisor to the Opportunistic Equity Fund, is wholly owned by Aviva Investors North America Holdings, Inc. and headquartered in Louisville, Kentucky.  River Road is registered as an investment adviser under the Advisers Act.  As of December 31, 2012, River Road had $7.12 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of the Fund’s portfolio:

•Henry W. Sanders III
Portfolio Manager
Mr. Sanders is the Executive Vice President of River Road, which he co-founded in 2005.  Prior to co-founding River Road, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth Trust Company.  Mr. Sanders has served as the portfolio manager for the Fund since January 2013.

•Thomas S. Forsha
Portfolio Manager
Mr. Forsha is the Co-Chief Investment Officer of River Road.  Prior to joining River Road, Mr. Forsha served as Equity Analyst and Portfolio Manager for ABN AMRO Asset Management USA.  Mr. Forsha has served as the portfolio manager for the Fund since January 2013.

•James C. Shircliff
Portfolio Manager
Mr. Shircliff is the Chief Investment Officer and Member of River Road, which he co-founded in 2005.  Prior to co-founding River Road, Mr. Shircliff served as Executive Vice President, Portfolio Manager, and Director of Research for SMC Capital, Inc.  Mr. Shircliff has served as the portfolio manager for the Fund since January 2013.

Please retain this Supplement with your Prospectus for future reference.

GPS FUNDS I
GuideMarkSM Opportunistic Equity Fund
GuideMarkSM Tax-Exempt Fixed Income Fund

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2012

The date of this Supplement is January 18, 2013

1.           Effective December 28, 2012, together with Joseph Baxter and Steve Czepiel, Gregory Gizzi serves as a portfolio manager of the GuideMarkSM Tax-Exempt Fixed Income Fund.

2.           The chart and information under the heading “The Sub-Advisors and Portfolio Managers – Delaware Management Company” in the Statement of Additional Information are deleted and replaced with the following chart and accompanying information:

In addition to DMC’s allocated portion of the Tax-Exempt Fixed Income Fund, portfolio managers Joseph R. Baxter, Stephen J. Czepiel, and Gregory A. Gizzi were responsible for the day-to-day management of certain other accounts.  The following chart lists certain information about types of other accounts for which Mr. Baxter, Mr. Czepiel, and Mr. Gizzi were responsible as of November 30, 2012.  Any accounts managed in a personal capacity appear under “Other Accounts” along with other accounts managed on a professional basis.

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Joseph R. Baxter
Registered Investment Companies	17	$ 5.1 billion	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	33	$ 1.9 billion	0	$ 0

Stephen J. Czepiel
Registered Investment Companies	17	$ 5.1 billion	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	38	$ 2.8 billion	0	$ 0

Gregory A. Gizzi
Registered Investment Companies	3	$ 329.7 million	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	28	$ 312.3 million	0	$ 0

3.           Effective January 18, 2013, Rick Snowdon and Austin Hawley, together with Bill Dierker, serve as portfolio managers of the GuideMarkSM Opportunistic Equity Fund.

4.           The chart and information under the heading “The Sub-Advisors and Portfolio Managers – Diamond Hill Capital Management, Inc.” in the Statement of Additional Information are deleted and replaced with the following chart and accompanying information:

As of December 31, 2012, in addition to their allocated portion of the Opportunistic Equity Fund, Bill Dierker, Rick Snowdon, and Austin Hawley were responsible for the day-to-day management of certain other accounts, as follows:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Bill Dierker, CFA
Registered Investment Companies	4	$ 2.4 billion	0	$ 0
Other Pooled Investment Vehicles	3	$ 184.9 billion	0	$ 0
Other Accounts	193	$ 2.6 billion	0	$ 0

Rick Snowdon, CFA
Registered Investment Companies	2	$ 87.7 million	0	$ 0
Other Pooled Investment Vehicles	2	$ 84.5 million	0	$ 0
Other Accounts	30	$ 327.8 million	1	$ 274.3 million

Austin Hawley, CFA
Registered Investment Companies	5	$ 325.6 million	0	$ 0
Other Pooled Investment Vehicles	2	$ 84.5 million	0	$ 0
Other Accounts	42	$ 75.3 million	0	$ 0

5.           Effective January 18, 2013, Knightsbridge Asset Management, LLC (“Knightsbridge”) no longer serves as sub-advisor for the GuideMark Opportunistic Equity Fund (the “Fund”).  All references to Knightsbridge and all other details and descriptions regarding its management of the Fund in the Statement of Additional Information are deleted in their entirety.

6.           Effective January 18, 2013, John Prichard no longer serves as a Portfolio Manager for the GuideMarkSM Opportunistic Equity Fund.  All references to Mr. Prichard are deleted in their entirety from the Statement of Additional Information.

7.           The following information is added under the heading “The Sub-Advisors and Portfolio Managers” in the Statement of Additional Information:

River Road Asset Management, LLC (“River Road”), is a sub-advisor to the Opportunistic Equity Fund.  River Road is located at 462 South Fourth Street, Suite 1600, Louisville, Kentucky 40202.  River Road is registered as an investment adviser under the Advisers Act.

As of December 31, 2012,  in addition to River Road’s allocated portion of the Opportunistic Equity Fund, James C. Shircliff, Henry W. Sanders III, and Thomas S. Forsha were responsible for the day-to-day management of certain other accounts, as follows:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Henry W. Sanders III, CFA
Registered Investment Companies	2	$ 900 million	0	$ 0
Other Pooled Investment Vehicles	17	$ 1.4 billion	0	$ 0
Other Accounts	96	$ 1.8 billion	0	$ 0
Thomas S. Forsha, CFA
Registered Investment Companies	2	$ 900 million	0	$ 0
Other Pooled Investment Vehicles	17	$ 1.4 billion	0	$ 0
Other Accounts	100	$ 1.9 billion	0	$ 0
James C. Shircliff, CFA
Registered Investment Companies	6	$ 1.7 billion	0	$ 0
Other Pooled Investment Vehicles	20	$ 1.5 billion	0	$ 0
Other Accounts	147	$ 2.8 billion	0	$ 0

Conflicts of Interest

The portfolio managers for the Fund manage multiple accounts, including the Fund.  The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account.  Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.  The portfolio managers may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund.  River Road has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, including long only and long-short products, although there is no assurance that such policies and procedures will adequately address such conflicts.

Portfolio Manager Compensation

Compensation for each portfolio manager listed above includes an annual fixed base salary.  Additionally, for non-contractual portfolio managers, there is potential incentive compensation up to a pre-determined fixed rate.  The incentive compensation is primarily based on the composite portfolio performance relative to the relevant peer group and /or benchmark indices over a 1-, 3-, and 5-year period, with the longer term periods receiving greater emphasis.   The relevant index for the Fund is the Russell 3000 Value Index.  Additional incentive consideration may be awarded for professional development and contribution to the organization’s broader performance metrics.  For portfolio managers with longer-term employment agreements (contractual arrangements), incentive compensation has been contractually determined at a fixed percentage of their base salary.  James C. Shircliff and Henry W. Sanders III are contractual portfolio managers.

As of December 31, 2012, Mr. Sanders, Mr. Forsha, Mr. Shircliff did not own any shares of the Opportunistic Equity Fund.

8.           In Appendix B to the SAI, the following is added with respect to River Road’s Proxy Voting Policies:

River Road Asset Management, LLC
Summary of Proxy Voting Policies
Sub-Advisor to the Opportunistic Equity Fund

River Road exercises discretionary voting authority over proxies issued on securities held in client accounts unless the client has explicitly reserved voting authority. River Road, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for client securities consistent with the best economic interests of the clients. River Road maintains written policies and procedures as to the handling, research, voting, and reporting of proxy voting.  River Road has established two proxy committees to oversee proxy voting activities, the Proxy Voting Policy Committee and the Proxy Voting Procedure Committee. To help discharge its duties, River Road hired Glass Lewis & Co. (“Glass Lewis”) as its voting agent. Glass Lewis performs the following services:
▪	provides analysis of proxy proposals,
▪	tracks and receives proxies for which River Road clients are entitled to vote,
▪	votes the proxies as directed by River Road, and
▪	compiles and provides client voting records.

River Road will generally instruct Glass Lewis to vote proxies pursuant to guidelines adopted by River Road’s Proxy Voting Policy Committee at the beginning of each year. If the policy recommendation and the management recommendation are different for a particular vote, portfolio managers may choose to vote differently from the policy with respect to a particular proxy based on the investment implications of each issue. In such cases, the investment rationale is documented and prior approval of the Chief Compliance Officer (CCO), the Compliance Manager, or their designee is obtained.

River Road has eliminated most conflicts of interest by using an independent third party (Glass Lewis) that votes pursuant to the guidelines adopted by the Proxy Voting Policy Committee or in accordance with River Road’s direction based on the above process. In cases where River Road believes there may be an actual or perceived conflict of interest, River Road requires additional steps that may include the following:
▪	documenting the potential conflict of interest,
▪	obtaining the prior approval of the Chief Investment Officer and CCO,
▪	obtaining Committee review or approval,
▪	deferring to the voting recommendation of a third party,
▪	voting pursuant to client direction (following disclosure of the conflict),
▪	abstaining from voting,
▪	voting reflectively (in the same proportion and manner as other shareholders), or
▪	taking such other action as necessary to protect the interests of clients.

Where clients have implemented securities lending programs, River Road will be unable to vote proxies for securities on loan unless it issues instructions to the client custodian to callback the securities prior to record date. River Road typically does not instruct custodians to callback securities.

River Road's policy is to vote all proxies the same way for each client. Clients are permitted to place reasonable restrictions on River Road’s voting authority by providing their own voting guidelines. If clients provide River Road with their voting guidelines and River Road accepts them, River Road will instruct the voting agent to vote proxies pursuant to the client guidelines.

Clients may obtain a copy of River Road's complete Proxy Voting Policies and Procedures and/or records of how River Road voted proxies for securities in their accounts by contacting the CCO:

Attention: Thomas D. Mueller, COO & CCO
River Road Asset Management, LLC
462 South Fourth Street
Suite 1600
Louisville, Kentucky 40202
(502) 371-4100
thomas.mueller@riverroadam.com

Please retain this Supplement with your Statement of Additional Information for future reference.